Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of inventories [Abstract]
Schedule of Inventory

	December 31, 2023	December 31, 2022
In-process precious metals	$195.3	$159.4
Ore in stockpiles	2.8	10.0
Parts and supplies	65.2	57.2
Dore, and refined precious metals	7.9	7.6
	271.2	234.2